Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Income [Abstract]
Income from reversal of provisions	€ 12,350	€ 101	€ 913
Exchange rate gains	1,322	139
Income from subsequent payments	64	39	408
Income from compensation	6	120	1,016
Other	788	268	47
Total	€ 14,530	€ 667	€ 2,383